Borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Borrowings
37 Borrowings

	2019	2018
Capital funding	1,745	1,774
Operational funding	7,562	10,287
At December 31	9,307	12,061

Current	4,969	1,379
Non-current	4,338	10,682

Fair value of borrowings	9,783	12,421
Aegon’s borrowings are defined separately as capital funding and operational funding. Capital funding includes debt securities that are issued for general corporate purposes and for capitalizing its business units. Capital funding is part of the Company’s total capitalization that is used for financing its subsidiaries and the cash held at the holding company. Operational funding includes debt securities that are issued for financing of dedicated pools of assets. These assets are either legally segregated or tracked as separate portfolios.
Capital funding
A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2019	2018
EUR 75 million Medium-Term Notes 1)	4.625%	December 9	2004 / 19	-	78
USD 500 million Senior Notes 1), 2)	5.75%	Semi-annually	2005 / 20	461	457
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016 / 23	497	496
GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	293	277
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 / 39	467	440
Other				26	26
At December 31				1,745	1,774

1	Measured at fair value.
2	Issued by subsidiaries of, and guaranteed by, Aegon N.V.
These loans are considered senior debt in calculating financial leverage in note 43 Capital management and solvency.
Operational funding
During 2019, the operational funding decreased by EUR 2.7 billion mainly due to the early redemption of a USD 1.54 billion Variable Funding Surplus Note (EUR 1.4 billion), following a restructuring of this financing transaction in the US. In addition, a further decrease was driven by the redemption of ‘SAECURE 14’ of EUR 0.9 billion and the pay down of FHLB advances of EUR 1.7 billion. This was partly offset by an increase in other mortgage loan funding of EUR 0.5 billion, the issuance of EUR 500 million senior non-preferred
notes with a coupon of 0.625%, and a transaction under the Dutch SAECURE program (‘SAECURE 18’) to sell Class A mortgage backed securities (RMBS). ‘SAECURE 18 NHG’ consists of EUR 512 million of class A notes with an expected weighted average life of 4.8 years and a coupon of 3 month Euribor plus 40bps.
During 2018, the operational funding decreased by EUR 1.1 billion mainly due to the redemption of ‘SAECURE 13’ of EUR 0.7 billion, paydown of FHLB advances of EUR 0.7 billion and a decrease in other mortgage funding of EUR 0.5 billion. This was partly offset by a transaction under the Dutch SAECURE program (‘SAECURE 16’) to sell Class A mortgage backed securities (RMBS). ‘SAECURE 16’ consists of EUR 875 million of class A notes with an expected weighted average life of 4.1 years and a coupon of 3 month Euribor plus 40bps.

	Coupon rate	Coupon date	Issue / Maturity	2019	2018
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- / 2020-22	817	375
EUR 1,367 million “SAECURE 14” RMBS Note 1), 2)	Floating	Quarterly	2014 / 19	-	874
EUR 1,443 million “SAECURE 15” RMBS Note 1), 3)	Floating	Quarterly	2014 / 20	917	1,038
EUR 875 million “SAECURE 16” RMBS Note 1), 4)	Floating	Quarterly	2018 / 23	820	875
EUR 512 million “SAECURE 18” RMBS Note 1), 5)	Floating	Quarterly	2019/25	491	-
EUR 750 million Conditional Pass-Through Covered Bond 1), 6)	0.267%	Annual	2015 / 20	749	748
EUR 500 million Conditional Pass-Through Covered Bond 1), 7)	0.250%	Annual	2016 / 23	498	497
EUR 500 million Conditional Pass-Through Covered Bond 1), 8)	0.750%	Annual	2017 / 27	489	488
EUR 500 million Conditional Pass-Through Covered Bond 1), 9)	0.375%	Annual	2017 / 24	498	497
USD 1.54 billion Variable Funding Surplus Note 10), 11)	Floating	Quarterly	2006 / 36	-	1,388
FHLB Secured borrowings 1)	Floating	Quarterly	2016 / 46	1,777	3,495
Aegon Bank Senior Non-Preferred debt 1)	Fixed	Annual	2019/24	497	-
Other				8	12
At December 31				7,562	10,287

1	Issued by a subsidiary of Aegon N.V.
2
The first optional redemption date is January 30, 2019; the final maturity date is January 30, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

3
The first optional redemption date is January 30, 2020; the final maturity date is January 30, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

5
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

6	The maturity date is December 1, 2020; the extended due for payment date is December 1, 2052.
7	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
8	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
9	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
10	Outstanding amounts can vary up to the maximum stated nominal amount.
11
This debenture is issued by a wholly owned captive that is consolidated in the Aegon N.V. consolidated financial statements. A guarantee has been provided by Aegon N.V. - refer to note 45 Commitments and contingencies.

Other
Included in borrowings is EUR 461 million relating to borrowings measured at fair value (2018: EUR 536 million). For the year 2019, Aegon’s credit spread had a negative impact of EUR 1 million on income before tax (2018: positive impact of EUR 1 million) and a positive impact of EUR 1 million on shareholders’ equity (2018: negative impact of EUR 3 million). The cumulative negative impact of Aegon’s credit spread for borrowings in portfolio at year-end,
based on observable market data, on income before tax amounted to EUR 28 million (2018: EUR 26 million).
The difference between the contractually required payment at maturity date and the carrying amount of the borrowings amounted to EUR 40 million negative (2018: EUR 8 million negative).

Undrawn committed borrowing facilities:	2019	2018
Floating-rate
- Expiring within one year	516	260
- Expiring beyond one year	2,887	3,420
At December 31	3,403	3,680
There were no defaults or breaches of conditions during the period.